Debt - Schedule of Total Maturity (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024
Schedule of Total Maturity [Abstract]
2025 (January 1, 2025 till March 31, 2025)	$ 2,909,457
2026	63,735	$ 5,049,483
2027
2028
2029
Thereafter
Total	$ 2,973,192